SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SEGMENT INFORMATION
18. SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Company's operations are comprised of a single reporting operating segment engaged in the production and sale of cannabis products in the United States. As the operations comprise a single reporting segment, amounts disclosed in the financial statements also represent a single reporting segment.

22. SEGMENT INFORMATION

The Company’s operations are comprised of a single reporting operating segment engaged in the production and sale of cannabis products in the United States. As the operations comprise a single reporting segment, amounts disclosed in the financial statements also represent a single reporting segment.